Income Taxes - Summary of Tax Effects of Temporary Differences to Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Accrued expenses and others	¥ 558,550	$ 79,872	¥ 620,639
Bad debt provision	95,107	13,600	69,182
Net operating losses carried forward	1,920,820	274,674	1,561,051
Recorded cost relating to capitalized assets	3,069,829	438,980	3,406,425
Operating lease liabilities	62,028	8,870	81,807
Fixed assets depreciation	11,908	1,701	11,836
Valuation allowance	(5,613,637)	(802,739)	(5,604,755)
Deferred tax assets, net	104,605	14,958	146,185
Deferred tax liabilities:
Long term investment fair value change	21,804	3,118	40,842
Operating lease assets	62,028	8,870	81,807
Deferred tax liabilities, net	¥ 83,832	$ 11,988	¥ 122,649